UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/14

The following N-CSR relates only to Dreyfus/Standish Global Fixed Income Fund and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus/Standish

Global Fixed

Income Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses With Those of Other Funds
9	Statement of Investments
25	Statement of Financial Futures
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
31	Financial Highlights
35	Notes to Financial Statements
59	Report of Independent Registered Public Accounting Firm
60	Important Tax Information
61	Board Members Information
63	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish
Global Fixed
Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus/Standish Global Fixed Income Fund, covering the 12-month period from January 1, 2014, through December 31, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bond markets generally defied most analysts’ expectations in 2014 as long-term interest rates fell unexpectedly in the midst of a sustained economic recovery. Although yields of 10-year U.S. Treasury securities had climbed to just over 3% by the beginning of the year, they ended 2014 at just 2.173%. Long-term bond yields were driven downward and prices higher by robust demand from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. Higher yielding market sectors, such as corporate-backed bonds, fared relatively well in the recovering economy, but they generally lagged long-term U.S. government securities for the year overall.

Many economists appear to be optimistic about the prospects for 2015. Our own analysts agree and, in light of the ongoing benefits of low interest rates and depressed energy prices, see the potential for a somewhat faster pace of global growth in 2015 than in 2014. U.S. economic growth also seems poised to accelerate, largely due to the fading of drags from tight fiscal policies adopted in the wake of the Great Recession. Of course, stronger economic growth could create risks for fixed-income markets, including the possibility of higher short-term interest rates from the Federal Reserve Board.That’s why we urge you to talk regularly with your financial advisor about the potential impact of macroeconomic developments on your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through December 31, 2014, as provided by David Leduc, CFA, Raman Srivastava, CFA, and Brendan Murphy, CFA, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2014, Dreyfus/Standish Global Fixed Income Fund’s Class A shares achieved a total return of 7.55%, Class C shares returned 6.76%, Class I shares returned 7.85%, and Class Y shares returned 7.94%.1 In comparison, the Barclays Global Aggregate Index (Hedged) (the “Index”), the fund’s benchmark, produced a total return of 7.59% for the same period.2

Renewed economic uncertainties sent long-term interest rates lower and bond prices higher in many global bond markets during 2014.The fund’s relative performance to the benchmark was mainly due to strong results in Europe and from our currency management strategy.

The Fund’s Investment Approach

The fund seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity, by normally investing at least 80% of its net assets in fixed income securities.The fund also normally invests at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of governments and companies located in various countries, including emerging markets. The fund generally invests in eight or more countries, but always invests in at least three countries, one of which may be the United States.The fund’s investments may include bonds, notes, mortgage-related securities, asset-backed securities, convertible securities, eurodollar and Yankee dollar instruments, preferred stock, and money market instruments.To protect the U.S. dollar value of the fund’s assets, we hedge most, but not necessarily all, of the portfolio’s foreign currency exposure.

The portfolio managers focus on identifying undervalued government bond markets, currencies, sectors, and securities and de-emphasize the use of interest rate forecasting. The portfolio managers look for fixed income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics, or innovative features.The portfolio managers select securities for the fund’s portfolio by using fundamental economic research and quantitative analysis and focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic Developments Drove Global Bond Markets

By the start of 2014, evidence of accelerating domestic and global economic recoveries and the Federal Reserve Board’s decision to gradually reduce its quantitative easing program drove yields of 10-year U.S.Treasury securities above 3%. However, renewed global economic and geopolitical concerns soon caused bond yields to moderate in the United States and other developed markets. In Europe, concerns regarding potential deflationary pressures in a struggling regional economy prompted monetary policymakers to reduce short-term interest rates and implement other stimulative measures, which drove sovereign bond yields lower. Meanwhile, waning banking crises in some of Europe’s peripheral countries sparked rallies among their sovereign bonds. Japan’s bond market encountered heightened volatility as the stimulative effects of an aggressively accommodative monetary policy battled for dominance with the dampening impact of higher consumption taxes.

These developments caused the U.S. dollar to strengthen against the euro, the yen, and most other currencies. As a result, the value of unhedged, foreign currency-denominated investments generally lost value for U.S. residents, while investments denominated in or hedged to the U.S. dollar fared better.

European Holdings Bolstered Fund Results

The fund fared relatively well during 2014.An overweighted positon in European bonds produced especially strong results when long-term yields fell in response to economic weakness and an aggressively accommodative monetary policy. Holdings from previously hard hit markets, such as Italy and Spain, gained substantial value as their banking systems recovered. Our currency management strategies proved successful, due mainly to an emphasis on the U.S. dollar and correspondingly light exposure to the euro, yen, Australian dollar, and New Zealand dollar over the second half of the year. Finally, we maintained an underweighted position in the energy sector, which was hurt by plummeting oil prices. Instead, we favored issuers that stood to benefit from lower energy costs, such as those in the United States, India, and Morocco.

A relatively short average duration proved mildly counterproductive as interest rates declined. However, the impact of our duration positioning was largely offset by underweighted exposure to bonds in the two- to five-year maturity range, which underperformed market averages.

At times, we employed currency forward contracts, interest rate futures contracts, and interest rate swaps to establish our strategies.

Strategies for an Gradually Improving Global Economy

Although headwinds remain, we currently expect a modest improvement in global economic growth amid subdued inflation in 2015.We also expect oil prices to stabilize, and short-term interest rates in the United States seem poised to move higher. Therefore, we have moved the fund’s average duration closer to a market-neutral position, and we may begin to increase the fund’s interest rate exposure in countries where rate cuts appear likely, including Canada, Australia, and New Zealand. We generally have maintained the fund’s emphasis on the U.S. dollar.

January 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S.
dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps
(including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit
derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
I and ClassY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: FACTSET — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Barclays Global Aggregate (Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets.The three major components of this index are the U.S.Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices.The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian
Government securities, and USD investment-grade 144A securities. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus/Standish Global Fixed Income Fund Class A shares, Class C shares, Class I shares and Class Y shares and the Barclays Global Aggregate Index (Hedged)

†	Source: FactSet
††	The total return figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s
Class I shares for the period prior to 12/2/09 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.
The total return figures presented for ClassY shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 7/1/13 (the inception date for ClassY shares).

Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and ClassY shares of
Dreyfus/Standish Global Fixed Income Fund on 12/31/04 to a $10,000 investment made in the Barclays Global
Aggregate Index (Hedged) (the “Index”) on that date.All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index provides a broad-based measure of the global investment-grade fixed income markets.The three major components of this index are the U.S.Aggregate, the Pan-
European Aggregate, and the Asian-Pacific Aggregate Indices.The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government securities, and USD investment grade 144A securities. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.These factors can contribute to the Index potentially outperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 12/31/14

Inception
	Date	1	Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	12/2/09	2.69%		4.13%	5.62	%††
without sales charge	12/2/09	7.55%		5.10%	6.11	%††
Class C shares
with applicable redemption charge †	12/2/09	5.76%		4.31%	5.70	%††
without redemption	12/2/09	6.76%		4.31%	5.70	%††
Class I shares	1/1/94	7.85%		5.40%	6.25%
Class Y shares	7/1/13	7.94%		5.42%††	6.27	%††
Barclays Global
Aggregate Index (Hedged)		7.59%		4.60%	4.69%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund’s performance shown in the table takes into account all other applicable fees and expenses on all classes.

†	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.
††	The total return performance figures presented for Class A and Class C shares of the fund reflect the performance of the fund’s Class I shares for the period prior to 12/2/09 (the inception date for Class A and Class C shares), adjusted to reflect the applicable sales load for Class A shares.
The total return performance figures presented for ClassY shares of the fund reflect the performance of the fund’s
Class I shares for the period prior to 7/1/13 (the inception date for ClassY shares).

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Global Fixed Income Fund from July 1, 2014 to December 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.35	$8.28	$2.92	$2.77
Ending value (after expenses)	$1,031.70	$1,027.50	$1,032.70	$1,033.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2014

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.33	$8.24	$2.91	$2.75
Ending value (after expenses)	$1,020.92	$1,017.04	$1,022.33	$1,022.48

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.62% for Class C, .57% for
Class I and .54% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2014

		Coupon	Maturity	Principal
Bonds and Notes—94.2%		Rate (%)	Date	Amount ($)[a]		Value ($)
Australia—7.5%
Australian Government,
Sr. Unscd. Bonds, Ser. 137	AUD	2.75	4/21/24	50,475,000		41,255,830
Australian Government,
Sr. Unscd. Bonds, Ser. 141	AUD	3.25	10/21/18	18,825,000		15,977,497
Australian Government,
Sr. Unscd. Bonds, Ser. 133	AUD	5.50	4/21/23	3,425,000		3,388,032
						60,621,359
Brazil—.3%
Banco Nacional de
Desenvolvimento
Economico e Social,
Sr. Unscd. Notes		3.38	9/26/16	1,800,000	[b]	1,810,620
Caixa Economica Federal,
Sr. Unscd. Notes		4.50	10/3/18	300,000	[b]	296,250
Odebrecht Finance,
Gtd. Notes	BRL	8.25	4/25/18	1,370,000	[b]	438,078
						2,544,948
Canada—1.9%
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	1,557,501	[b]	1,348,154
CIT Canada Equipment
Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	429,253	[b]	370,599
CNH Capital Canada
Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	3,475,000	[b]	3,002,235
CNH Capital Canada
Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	583,483	[b]	504,052
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	108,135		93,116
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	3,621	[b]	3,118
Province of Alberta,
Unscd. Bonds	CAD	3.45	12/1/43	7,110,000		6,454,078
Province of British Columbia,
Unscd. Bonds	CAD	3.20	6/18/44	2,470,000		2,149,227

The Fund 9

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Canada (continued)
Province of Ontario,
Bonds	CAD	4.40	3/8/16	1,200,000		1,072,388
						14,996,967
China—.6%
Azure Orbit II
International Finance,
Gtd. Notes		3.38	4/25/19	825,000		830,710
Industrial & Commercial
Bank of China NY,
Sr. Unscd. Notes		3.23	11/13/19	3,750,000		3,769,984
						4,600,694
France—2.8%
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	1,500,000	[c]	1,907,841
AXA,
Jr. Sub. Notes	EUR	6.21	10/29/49	610,000	[c]	812,245
Electricite de France,
Sub. Notes	EUR	5.38	1/29/49	500,000	[c]	690,033
French Government,
Bonds	EUR	2.25	5/25/24	6,765,000		9,309,154
GDF Suez,
Sub. Notes, Ser. NC5	EUR	3.00	6/29/49	1,200,000	[c]	1,486,578
Pernod-Ricard,
Sr. Unscd. Notes		5.50	1/15/42	2,455,000	[b]	2,866,244
Societe Generale,
Gtd. Notes		2.75	10/12/17	4,510,000		4,623,499
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/29/49	600,000	[c,d]	751,291
						22,446,885
Germany—4.6%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	1,700,000	[c]	2,491,406
German Government,
Bonds	EUR	1.75	4/15/20	14,500,000	[e]	21,419,385
German Government,
Bonds	EUR	2.50	8/15/46	7,775,000		12,073,326
Globaldrive Auto Receivables,
Ser. 2011-AA, Cl. A	EUR	0.78	4/20/19	51,785	[b,c]	62,711

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Germany (continued)
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	655,000	[b]	836,217
						36,883,045
Hungary—.2%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	1,400,000	[b]	1,554,000
Iceland—1.3%
Icelandic Government,
Unscd. Notes		4.88	6/16/16	350,000	[b]	366,816
Icelandic Government,
Unscd. Notes		4.88	6/16/16	9,685,000		10,150,345
						10,517,161
India—.4%
ONGC Videsh,
Gtd. Notes	EUR	2.75	7/15/21	550,000	[d]	672,577
State Bank of India,
Sr. Unscd. Notes		3.62	4/17/19	2,575,000	[b]	2,614,462
						3,287,039
Ireland—2.5%
Bank of Ireland,
Govt. Gtd. Notes	EUR	4.00	1/28/15	3,610,000		4,380,178
Irish Government,
Bonds	EUR	2.40	5/15/30	6,270,000		8,174,527
Irish Government,
Unscd. Bonds	EUR	3.40	3/18/24	5,510,000		7,904,794
						20,459,499
Italy—6.9%
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	915,000		1,245,716
Enel,
Sub. Bonds		8.75	9/24/73	1,315,000	[b,c]	1,533,619
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	3,585,000		3,735,201
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	1,075,000		1,400,125
Italian Government,
Treasury Bonds	EUR	1.50	8/1/19	13,850,000		17,199,886

The Fund 11

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Italy (continued)
Italian Government,
Treasury Bonds	EUR	3.50	6/1/18	7,000,000		9,256,185
Italian Government,
Treasury Bonds	EUR	4.50	5/1/23	4,765,000		7,030,977
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	5,285,000		7,026,298
Italian Government,
Treasury Bonds	EUR	4.75	9/1/21	2,075,000		3,056,746
Telecom Italia,
Sr. Unscd. Notes	GBP	6.38	6/24/19	1,300,000		2,232,489
Wind Acquisition Finance,
Sr. Scd. Notes	EUR	4.00	7/15/20	315,000	[b]	375,335
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	1,225,000	[b]	1,257,156
Wind Acquisition Finance,
Scd. Notes	EUR	7.00	4/23/21	200,000	[b]	237,843
Wind Acquisition Finance,
Scd. Notes		7.38	4/23/21	400,000	[b]	378,520
						55,966,096
Japan—3.0%
Development Bank of Japan,
Govt. Gtd. Notes	JPY	1.05	6/20/23	38,000,000		337,853
Development Bank of Japan,
Gov’t. Gtd. Bonds	JPY	1.70	9/20/22	325,000,000		3,027,924
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	2,300,000,000		21,255,414
						24,621,191
Lithuania—1.3%
Lithuanian Government,
Sr. Unscd. Notes	EUR	2.13	10/29/26	6,945,000		8,613,914
Lithuanian Government,
Sr. Unscd. Notes	EUR	3.38	1/22/24	1,100,000	[d]	1,538,637
						10,152,551
Luxembourg—.4%
Intelsat Jackson Holdings,
Gtd. Bonds		5.50	8/1/23	3,400,000		3,392,010
Mexico—2.2%
Alfa,
Sr. Unscd. Notes		6.88	3/25/44	625,000	[b]	683,594

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Mexico (continued)
Grupo Bimbo,
Gtd. Notes		3.88	6/27/24	1,250,000	[b]	1,258,037
Grupo Bimbo,
Gtd. Notes		4.88	6/27/44	500,000	[b]	508,000
Mexican Government,
Bonds, Ser. M	MXN	8.00	12/7/23	20,550,000		1,603,568
Mexican Government,
Bonds, Ser. M 20	MXN	10.00	12/5/24	152,000,000		13,519,864
						17,573,063
Morocco—2.0%
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	5,340,000		6,652,303
Moroccan Government,
Sr. Unscd. Bonds		4.25	12/11/22	3,145,000		3,200,038
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	4,950,000		6,656,124
						16,508,465
Netherlands—2.9%
ABN AMRO Bank,
Sr. Unscd. Notes		4.25	2/2/17	1,900,000	[b]	2,006,020
Deutsche Annington Finance,
Gtd. Notes		3.20	10/2/17	1,585,000	[b]	1,622,794
ELM,
Jr. Sub. Notes	EUR	5.25	5/29/49	2,300,000	[c]	2,915,126
Iberdrola International,
Gtd. Notes	EUR	4.50	9/21/17	700,000		939,058
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	800,000	[c]	1,057,586
Netherlands Government,
Bonds	EUR	1.25	1/15/19	4,350,000	[b]	5,525,896
Rabobank Nederland,
Sub. Bonds	EUR	2.50	5/26/26	2,700,000	[c]	3,326,997
Rabobank Nederland,
Gtd. Notes		3.38	1/19/17	2,565,000		2,677,093
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	1,325,000		1,678,882
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	1,155,000	[b]	1,261,838
						23,011,290

The Fund 13

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
New Zealand—3.2%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 420	NZD	3.00	4/15/20	18,300,000		13,878,762
New Zealand Government,
Sr. Unscd. Bonds, Ser. 319	NZD	5.00	3/15/19	10,375,000		8,550,430
New Zealand Government,
Sr. Unscd. Bonds, Ser. 1217	NZD	6.00	12/15/17	3,775,000		3,147,101
						25,576,293
Norway—.1%
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	5,200,000		805,770
Poland—1.9%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	1,215,000		1,364,081
Polish Government,
Bonds, Ser. 1019	PLN	5.50	10/25/19	43,500,000		14,154,237
						15,518,318
Portugal—1.4%
Portuguese Government,
Sr. Unscd. Bonds	EUR	5.65	2/15/24	7,780,000	[b]	11,681,062
Romania—1.0%
Romanian Government,
Sr. Unscd. Notes	EUR	2.88	10/28/24	6,175,000		7,742,941
Singapore—.4%
ABJA Investment,
Gtd. Bonds		5.95	7/31/24	3,150,000		3,148,819
Spain—3.9%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	1,000,000	[c]	1,252,228
BBVA US Senior,
Gtd. Notes		4.66	10/9/15	875,000		898,586
Santander International Debt,
Gtd. Notes	EUR	4.00	3/27/17	2,700,000		3,517,799
Spanish Government,
Bonds	EUR	3.75	10/31/18	6,770,000		9,142,748
Spanish Government,
Sr. Unscd. Bonds	EUR	4.30	10/31/19	10,405,000		14,683,790
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	1,600,000		2,282,468
						31,777,619

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Supranational—.5%
Corporacion Andina
de Fomento,
Sr. Unscd. Notes		3.75	1/15/16	920,000		943,512
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000		566,249
International Bank for
Reconstruction &
Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	2,800,000	[d]	2,349,256
						3,859,017
Sweden—.3%
Swedish Government,
Bonds, Ser. 1047	SEK	5.00	12/1/20	17,000,000		2,764,720
United Arab Emirates—.3%
Emirates Telecommunications,
Sr. Unscd. Notes	EUR	1.75	6/18/21	1,900,000		2,364,338
United Kingdom—7.8%
Barclays,
Sub. Notes		4.38	9/11/24	3,375,000		3,257,790
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	148,729		232,479
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	0.82	2/15/17	1,720,000	[b,c]	2,083,639
HSBC Holdings,
Sub. Notes	EUR	3.38	1/10/24	2,275,000	[c]	2,930,723
Lloyds Bank,
Sr. Unscd. Notes	GBP	2.75	12/9/18	1,775,000		2,878,947
Lloyds Bank,
Sr. Unscd. Notes	EUR	4.63	2/2/17	1,975,000		2,604,968
Lloyds Bank,
Sub. Notes	EUR	6.50	3/24/20	750,000		1,119,987
Lloyds Bank,
Gtd. Notes		6.50	9/14/20	2,165,000	[b]	2,511,664
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	3,075,000		3,334,183
United Kingdom Gilt,
Bonds	GBP	2.00	1/22/16	9,400,000		14,900,934
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	7,850,000		14,121,607

The Fund 15

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	4,995,000		10,447,390
Virgin Media Secured Finance,
Sr. Scd. Notes	GBP	6.00	4/15/21	1,425,000	[b]	2,348,718
						62,773,029
United States—32.3%
A10 Term Asset Financing,
Ser. 2013-2, Cl. A		2.62	11/15/27	2,176,298	[b]	2,188,824
Actavis,
Gtd. Notes		4.63	10/1/42	1,540,000		1,514,930
Actavis Funding Services,
Gtd. Notes		4.85	6/15/44	2,390,000		2,434,686
AECOM Technology,
Gtd. Notes		5.75	10/15/22	3,310,000	[b]	3,392,750
Ally Financial,
Gtd. Notes		3.50	1/27/19	2,210,000		2,189,005
American International Group,
Sr. Unscd. Notes		4.88	6/1/22	1,100,000		1,237,621
AmeriCredit Automobile
Receivables Trust,
Ser. 2013-1, Cl. D		2.09	2/8/19	2,400,000		2,382,710
AmeriCredit Automobile
Receivables Trust,
Ser. 2014-4, Cl. C		2.47	11/9/20	1,600,000		1,598,410
AmeriCredit Automobile
Receivables Trust,
Ser. 2013-4, Cl. C		2.72	9/9/19	1,065,000		1,083,981
Aventura Mall Trust,
Ser. 2013-AVM, Cl. A		3.74	12/5/32	2,305,000	[b,c]	2,451,342
BAE Systems Holdings,
Gtd. Bonds		3.80	10/7/24	1,500,000	[b]	1,540,744
Bank of America,
Sub. Notes		4.25	10/22/26	3,025,000		3,022,374
Barclays Commercial
Mortgage Securities Trust,
Ser. 2013-TYSN, Cl. A2		3.76	9/5/32	1,245,000	[b]	1,322,013
Bear Stearns ALT-A Trust,
Ser. 2005-4, Cl. 24A1		2.49	5/25/35	1,730,423	[c]	1,701,914
Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1		2.62	3/25/34	846,174	[c]	848,737

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Bear Stearns Commercial
Mortgage Securities Trust,
Ser. 2006-PWR14, Cl. AJ	5.27	12/11/38	2,950,000		2,994,569
Bear Stearns Commercial
Mortgage Securities Trust,
Ser. 2005-PWR10, Cl. AJ	5.43	12/11/40	650,000	[c]	637,375
Bear Stearns Commercial
Mortgage Securities Trust,
Ser. 2007-PWR16, Cl. AJ	5.71	6/11/40	2,140,000	[c]	2,198,127
Bear Stearns Commercial
Mortgage Securities Trust,
Ser. 2007-PWR17, Cl. AJ	5.90	6/11/50	2,000,000	[c]	2,036,418
Bear Stearns Commercial
Mortgage Securities Trust,
Ser. 2007-PWR18, Cl. AJ	6.16	6/11/50	950,000	[c]	929,982
Becton, Dickinson and Company,
Sr. Unscd. Notes	3.73	12/15/24	1,150,000		1,186,414
Becton, Dickinson and Company,
Sr. Unscd. Notes	4.69	12/15/44	1,080,000		1,167,900
Calpine,
Sr. Unscd. Notes	5.38	1/15/23	2,965,000	[d]	2,998,356
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	415,000		415,900
Capital Auto Receivables Asset Trust,
Ser. 2014-2, Cl. C	2.41	5/20/19	2,275,000		2,280,978
Capital Auto Receivables Asset Trust,
Ser. 2014-3, Cl. D	3.14	2/20/20	1,425,000		1,431,769
Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. D	3.39	7/22/19	550,000		559,896
Capital Auto Receivables Asset Trust,
Ser. 2013-3, Cl. D	3.69	2/20/19	855,000		882,250
CCOH Safari,
Gtd. Notes	5.50	12/1/22	1,000,000		1,017,500
CCOH Safari,
Gtd. Notes	5.75	12/1/24	2,600,000		2,635,750
Citigroup Commercial Mortgage Trust,
Ser. 2013-375P, Cl. E	3.52	5/10/35	1,215,000	[b,c]	1,086,513
Citigroup Commercial
Mortgage Trust,
Ser. 2013-375X, Cl. E	3.52	5/10/35	1,918,198	[c]	1,715,348

The Fund 17

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Colony American Homes,
Ser. 2014-1A, Cl. C	2.10	5/17/31	1,625,000	[b,c]	1,587,229
Colony American Homes,
Ser. 2014-1A, Cl. D	2.40	5/17/31	625,000	[b,c]	611,187
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. B	3.40	3/10/46	530,000	[b]	527,205
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	1,225,000	[b]	1,262,715
Commercial Mortgage Trust,
Ser. 2013-CR6, Cl. C	3.78	3/10/46	370,000	[b,c]	368,422
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	375,000		398,020
Commercial Mortgage Trust,
Ser. 2013-CR10, Cl. A4	4.21	8/10/46	1,250,000	[c]	1,367,684
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	275,000		300,470
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	890,000	[b,c]	988,392
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.05	8/10/46	325,000	[b,c]	356,386
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. C	5.17	10/10/46	725,000	[b,c]	793,518
Constellation Brands,
Gtd. Notes	4.75	11/15/24	835,000	[d]	847,525
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1	5.50	9/25/34	1,038,703		1,051,833
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	3,525,000	[b]	3,286,981
Dynegy Finance I/II,
Sr. Scd. Notes	7.38	11/1/22	1,055,000	[b]	1,074,781
Dynegy Finance I/II,
Sr. Scd. Notes	6.75	11/1/19	775,000	[b]	789,531
Dynegy Finance I/II,
Sr. Scd. Notes	7.63	11/1/24	260,000	[b]	265,525
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. D7	5.05	12/5/31	1,000,000	[b,c]	1,031,805
Federal Home Loan Mortgage
Corporation Structured Agency
Credit Risk Debt Notes,
Ser. 2014-DN3, Cl. M2	2.57	8/25/24	2,000,000	[c,f]	1,989,379

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Federal Home Loan Mortgage
Corporation Structured Agency
Credit Risk Debt Notes,
Ser. 2014-HQ2, Cl. M1		1.62	9/25/24	2,882,551	[c,f]	2,878,531
Federal Home Loan Mortgage
Corporation Structured Agency
Credit Risk Debt Notes,
Ser. 2014-DN2, Cl. M2		1.82	4/25/24	1,750,000	[c,f]	1,696,901
Federal National Mortgage Association
Connecticut Avenue Securities,
Ser. 2014-C04, Ser. 1M1		2.12	11/25/24	3,844,507	[c,f]	3,849,881
Ford Credit Auto Owner Trust,
Ser. 2014-A, Cl. B		1.71	5/15/19	1,750,000		1,754,627
Ford Motor Credit,
Sr. Unscd. Notes		3.00	6/12/17	1,620,000		1,663,107
Freeport-McMoRan,
Gtd. Notes		3.88	3/15/23	1,550,000	[d]	1,462,909
Freeport-McMoRan,
Gtd. Notes		5.45	3/15/43	1,790,000		1,698,488
Fresenius Medical Care II,
Gtd. Notes		4.13	10/15/20	1,375,000	[b]	1,388,750
Frontier Communications,
Sr. Unscd. Notes		8.75	4/15/22	1,396,000		1,567,010
General Motors,
Sr. Unscd. Notes		5.20	4/1/45	3,595,000		3,801,712
Genworth Holdings,
Gtd. Notes		4.90	8/15/23	2,670,000		2,165,581
Hewlett-Packard,
Sr. Unscd. Notes		6.00	9/15/41	3,525,000		3,978,653
Hilton USA Trust,
Ser. 2013-HLT, Cl. DFX		4.41	11/5/30	915,000	[b]	938,443
INEOS Group Holdings,
Gtd. Notes		5.88	2/15/19	3,060,000		2,907,000
INEOS Group Holdings,
Gtd. Notes		6.13	8/15/18	305,000		294,325
JP Morgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	1,350,000	[c]	1,719,192
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. AS		3.22	4/15/46	930,000		933,547

The Fund 19

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. B	3.50	4/15/46	1,775,000		1,789,356
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-LDP9, Cl. AM	5.37	5/15/47	3,685,000		3,829,550
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB17, Cl. AM	5.46	12/12/43	2,575,000		2,665,183
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-LDPX, Cl. AM	5.46	1/15/49	3,255,000	[c]	3,379,933
JPMBB Commercial
Mortgage Securities Trust,
Ser. 2014-C24, Cl. B	4.12	11/15/47	1,160,000	[c]	1,208,487
JPMorgan Chase & Co.,
Sub. Notes	3.88	9/10/24	3,490,000		3,497,168
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS	0.95	11/25/36	710,000	[c]	656,288
Kinder Morgan,
Gtd. Notes	5.55	6/1/45	4,050,000		4,163,408
Long Beach Mortgage Loan Trust,
Ser. 2004-1, Cl. M2	0.99	2/25/34	216,938	[c]	209,163
Marathon Petroleum,
Sr. Unscd. Notes	4.75	9/15/44	685,000		649,419
Medtronic,
Sr. Unscd. Notes	4.63	3/15/45	3,025,000	[b]	3,292,849
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Cl. AJ	5.69	5/12/39	940,000	[c]	946,047
Metropolitan Life Global Funding I,
Scd. Notes	1.50	1/10/18	1,160,000	[b]	1,153,618
MGM Resorts International,
Gtd. Notes	7.75	3/15/22	935,000	[d]	1,037,850
ML-CFC Commercial Mortgage Trust,
Ser. 2007-9, Cl. AJ	6.19	9/12/49	1,625,000	[c]	1,595,750
Morgan Stanley,
Sub. Notes	4.35	9/8/26	1,820,000		1,833,373

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Morgan Stanley Bank of
America Merrill Lynch Trust,
Ser. 2013-C8, Cl. B	3.67	12/15/48	460,000	[c]	468,038
Morgan Stanley Bank of
America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B	3.77	2/15/46	505,000		517,473
Morgan Stanley Bank of
America Merrill Lynch Trust,
Ser. 2013-C8, Cl. C	4.17	12/15/48	390,000	[c]	401,528
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM	5.70	4/15/49	1,995,000	[c]	2,079,660
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1	0.47	3/25/35	396,340	[c]	362,097
Popular ABS Mortgage
Pass-Through Trust,
Ser. 2006-D, Cl. A2	0.33	11/25/46	371,175	[c]	359,411
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	300,000		338,991
Santander Drive Auto
Receivables Trust,
Ser. 2014-1, Cl. B	1.59	10/15/18	3,800,000		3,809,511
Santander Drive Auto
Receivables Trust,
Ser. 2013-3, Cl. D	2.42	4/15/19	2,900,000		2,879,612
Santander Drive Auto
Receivables Trust,
Ser. 2014-1, Cl. D	2.91	4/15/20	4,725,000		4,741,126
Sinclair Television Group,
Gtd. Notes	5.63	8/1/24	2,300,000	[b]	2,236,750
SLM Private Education Loan Trust,
Ser. 2011-B, Cl. A1	1.01	12/16/24	369,074	[b,c]	370,338
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A	2.58	9/15/21	2,015,000	[b]	2,022,293
Structured Asset Securities Corp.
Mortgage Pass-through
Certificates, Ser. 2004-11XS,
Cl. 1A5A	6.25	6/25/34	895,000	[c]	922,146

The Fund 21

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
T-Mobile USA,
Gtd. Notes	6.00	3/1/23	1,400,000		1,407,000
T-Mobile USA,
Gtd. Notes	6.38	3/1/25	885,000		901,373
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/20	1,705,000		1,835,143
Time Warner,
Gtd. Debs.,	4.65	6/1/44	1,535,000	[d]	1,606,864
Transocean,
Gtd. Notes	6.38	12/15/21	2,470,000	[d]	2,281,554
U.S. Treasury Bonds	3.13	8/15/44	4,300,000		4,630,227
U.S. Treasury Bonds	3.38	5/15/44	9,390,000		10,572,558
U.S. Treasury Inflation
Protected Securities,
Notes	0.13	7/15/24	29,720,892	[g]	28,669,040
U.S. Treasury Notes	0.25	4/15/16	18,105,000		18,078,132
UBS-Barclays Commercial
Mortgage Trust,
Ser. 2013-C5, Cl. B	3.65	3/10/46	475,000	[b,c]	479,610
UBS-Barclays Commercial
Mortgage Trust,
Ser. 2013-C5, Cl. C	4.09	3/10/46	370,000	[b,c]	377,043
United Rentals North America,
Gtd. Notes	5.75	11/15/24	1,505,000		1,553,913
United Rentals North America,
Gtd. Notes	6.13	6/15/23	1,705,000		1,798,775
Verizon Communications,
Sr. Unscd. Notes	4.40	11/1/34	7,450,000		7,429,490
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2006-C29, Cl. AJ	5.37	11/15/48	2,310,000	[c]	2,325,435
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2007-C32, Cl. AJ	5.72	6/15/49	2,105,000	[c]	2,149,539
Wells Fargo & Co.,
Sr. Unscd. Notes	2.63	12/15/16	1,580,000		1,624,088
Wells Fargo & Co.,
Sub. Notes	4.65	11/4/44	3,750,000		3,885,266

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]			Value ($)
United States (continued)
Wells Fargo Mortgage
Backed Securities Trust,
Ser. 2005-AR4, Cl. 2A1	2.61	4/25/35	1,040,225	[c]		1,046,581
Westlake Automobile
Receivables Trust,
Ser. 2014-2A, Cl. D	2.86	7/15/21	2,200,000	[b]		2,199,034
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. B	3.71	3/15/45	385,000	[c]		393,557
WFRBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C	4.13	3/15/45	405,000	[c]		413,817
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.,	6.50	5/9/67	2,621,000	[b,c]		2,804,470
						260,561,256
Vietnam—.3%
Vietnam Government,
Sr. Unscd. Bonds	4.80	11/19/24	2,075,000	[b]		2,142,438
Total Bonds And Notes
(cost $770,026,577)						759,851,883
			Face Amount
			Covered by
Options Purchased—.0%			Contracts ($)			Value ($)
Call Options
South African Rand,
February 2015 @ $11.099
(cost $166,824)			4,940,000			235,126
			Principal
Short-Term Investments—.3%			Amount ($)			Value ($)
U.S. Treasury Bills;
0.02%, 2/19/15
(cost $2,234,951)			2,235,000		[h]	2,234,962

Other Investment—2.5%			Shares			Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $20,171,605)			20,171,605		[i]	20,171,605

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,175,956)	6,175,956 [i]	6,175,956
Total Investments (cost $798,775,913)	97.8%	788,669,532
Cash and Receivables (Net)	2.2%	17,841,897
Net Assets	100.0%	806,511,429

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican New Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, these securities were valued at $95,678,790 or 11.9% of net assets.
c Variable rate security—interest rate subject to periodic change.
d Security, or portion thereof, on loan. At December 31, 2014, the value of the fund’s securities on loan was
$12,920,691 and the value of the collateral held by the fund was $13,528,606, consisting of cash collateral of
$6,175,956 and U.S. Government & Agency securities valued at $7,352,650.
e Principal amount for accrual purposes is periodically adjusted based on changes in the German Consumer Price Index.
f The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h Held by or on behalf of a counterparty for open financial futures contracts.
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Foreign/Governmental	48.7	Short-Term/
Corporate Bonds	24.1	Money Market Investments	3.6
U.S. Government	7.7	Residential Mortgage-Backed	2.0
Commercial Mortgage-Backed	6.8	Options Purchased	.0
Asset-Backed	4.9		97.8

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

December 31, 2014

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 12/31/2014 ($)
Financial Futures Long
Euro-Bobl	78	12,296,366	March 2015	70,014
Financial Futures Short
Euro-Bond	29	(5,469,718)	March 2015	(102,122)
Japanese 10 Year Bonds	19	(23,443,062)	March 2015	(109,578)
Long Gilt	23	(4,284,897)	March 2015	(125,851)
U.S. Treasury 2 Year Notes	27	(5,902,031)	March 2015	6,332
U.S. Treasury 5 Year Notes	147	(17,482,434)	March 2015	34,065
U.S. Treasury 10 Year Notes	664	(84,193,125)	March 2015	(365,172)
U.S. Treasury Long Bonds	21	(3,035,813)	March 2015	(53,644)
Gross Unrealized Appreciation				110,411
Gross Unrealized Depreciation				(756,367)

See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $12,920,691)—Note 1(c):
Unaffiliated issuers			772,428,352	762,321,971
Affiliated issuers			26,347,561	26,347,561
Cash				2,165,940
Cash denominated in foreign currencies			3,906,894	3,849,984
Cash collateral—Note 4				461,926
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				13,192,766
Receivable for shares of Beneficial Interest subscribed				11,065,914
Dividends, interest and securities lending income receivable				6,545,245
Unrealized appreciation on swap agreements—Note 4				1,348,040
Receivable for investment securities sold				770,699
Prepaid expenses				88,890
				828,158,936
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				368,910
Payable for shares of Beneficial Interest redeemed				11,157,323
Liability for securities on loan—Note 1(c)				6,175,956
Payable for investment securities purchased				1,949,135
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				1,064,667
Distributions payable				286,588
Unrealized depreciation on swap agreements—Note 4				275,285
Payable for futures variation margin—Note 4				188,647
Payable for swap variation margin—Note 4				20,030
Accrued expenses				160,966
				21,647,507
Net Assets ($)				806,511,429
Composition of Net Assets ($):
Paid-in capital				801,787,224
Accumulated undistributed investment income—net				910,261
Accumulated net realized gain (loss) on investments				2,132,606
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
[including ($645,956) net unrealized (depreciation) on financial futures and
($612,384) net unrealized (depreciation) on centrally cleared swap transactions]				1,681,338
Net Assets ($)				806,511,429

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y

Net Assets ($)	122,987,389	27,988,972	627,637,665	27,897,403
Shares Outstanding	5,670,042	1,294,037	28,906,826	1,284,839
Net Asset Value Per Share ($)	21.69	21.63	21.71	21.71

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2014

Investment Income ($):
Income:
Interest	15,520,485
Income from securities lending—Note 1(c)	47,197
Dividends;
Affiliated issuers	14,880
Total Income	15,582,562
Expenses:
Investment advisory fee—Note 3(a)	2,115,816
Shareholder servicing costs—Note 3(c)	604,704
Administration fee—Note 3(a)	188,292
Professional fees	150,334
Distribution fees—Note 3(b)	149,540
Prospectus and shareholders’ reports	127,404
Registration fees	117,392
Custodian fees—Note 3(c)	94,191
Trustees’ fees and expenses—Note 3(d)	36,826
Loan commitment fees—Note 2	6,491
Miscellaneous	63,381
Total Expenses	3,654,371
Less—reduction in fees due to earnings credits—Note 3(c)	(28)
Net Expenses	3,654,343
Investment Income—Net	11,928,219
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	3,096,664
Net realized gain (loss) on options transactions	141,658
Net realized gain (loss) on financial futures	(359,738)
Net realized gain (loss) on swap transactions	(80,242)
Net realized gain (loss) on forward foreign currency exchange contracts	30,177,909
Net Realized Gain (Loss)	32,976,251
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(17,512,469)
Net unrealized appreciation (depreciation) on options transactions	244,455
Net unrealized appreciation (depreciation) on financial futures	(1,305,988)
Net unrealized appreciation (depreciation) on swap transactions	(536,942)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	13,027,392
Net Unrealized Appreciation (Depreciation)	(6,083,552)
Net Realized and Unrealized Gain (Loss) on Investments	26,892,699
Net Increase in Net Assets Resulting from Operations	38,820,918

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2014	2013 [a]
Operations ($):
Investment income—net	11,928,219	10,574,568
Net realized gain (loss) on investments	32,976,251	(3,325,557)
Net unrealized appreciation
(depreciation) on investments	(6,083,552)	(10,137,887)
Net Increase (Decrease) in Net Assets
Resulting from Operations	38,820,918	(2,888,876)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(3,799,390)	(2,893,524)
Class C	(613,562)	(424,225)
Class I	(18,823,205)	(9,338,992)
Class Y	(725,692)	(19)
Net realized gain on investments:
Class A	(1,698,862)	(97,509)
Class C	(385,180)	(20,733)
Class I	(8,694,624)	(370,468)
Class Y	(382,431)	—
Total Dividends	(35,122,946)	(13,145,470)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	75,604,089	76,830,419
Class C	14,489,781	10,745,241
Class I	453,580,377	168,076,669
Class Y	28,122,125	1,000
Net assets received in connection
with reorganization—Note 1	—	101,889,154

	Year Ended December 31,
	2014	2013 [a]
Beneficial Interest Transactions ($) (continued):
Dividends reinvested:
Class A	5,155,514	2,959,849
Class C	994,639	444,958
Class I	26,995,379	9,423,957
Class Y	1,041,101	—
Cost of shares redeemed:
Class A	(64,403,664)	(47,757,927)
Class C	(7,299,771)	(7,610,523)
Class I	(125,522,900)	(197,063,881)
Class Y	(988,103)	—
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	407,768,567	117,938,916
Total Increase (Decrease) in Net Assets	411,466,539	101,904,570
Net Assets ($):
Beginning of Period	395,044,890	293,140,320
End of Period	806,511,429	395,044,890
Undistributed investment income—net	910,261	1,179,508

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended December 31,
	2014	2013 [a]
Capital Share Transactions:
Class Ab
Shares sold	3,446,725	3,548,435
Shares issued for dividends reinvested	237,547	139,033
Shares redeemed	(2,954,480)	(2,222,674)
Net Increase (Decrease) in Shares Outstanding	729,792	1,464,794
Class Cb
Shares sold	660,646	495,713
Shares issued for dividends reinvested	45,968	21,004
Shares redeemed	(337,451)	(355,910)
Net Increase (Decrease) in Shares Outstanding	369,163	160,807
Class Ic
Shares sold	20,607,048	7,742,892
Shares issued in connection
with reorganization—Note 1	—	4,652,940
Shares issued for dividends reinvested	1,241,757	441,216
Shares redeemed	(5,749,657)	(9,213,690)
Net Increase (Decrease) in Shares Outstanding	16,099,148	3,623,358
Class Yc
Shares sold	1,281,659	47.10
Shares issued for dividends reinvested	47,846	—
Shares redeemed	(44,713)	—
Net Increase (Decrease) in Shares Outstanding	1,284,792	47.10

a Effective July 1, 2013, the fund commenced offering Class Y shares.
b During the period ended December 31, 2013, 17,876 Class C shares representing $394,170 were exchanged for
17,804 Class A shares.
c During the period ended December 31, 2014, 399,074 Class I shares representing $8,731,731 were exchanged for
399,074 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Class A Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	21.14	21.82	20.74	20.84	20.73
Investment Operations:
Investment income—net[a]	.44	.51	.43	.48	.59
Net realized and unrealized
gain (loss) on investments	1.15	(.55)	1.48	.21	.60
Total from Investment Operations	1.59	(.04)	1.91	.69	1.19
Distributions:
Dividends from investment income—net	(.73)	(.62)	(.37)	(.79)	(1.08)
Dividends from net realized
gain on investments	(.31)	(.02)	(.46)	(.00)[b]	—
Total Distributions	(1.04)	(.64)	(.83)	(.79)	(1.08)
Net asset value, end of period	21.69	21.14	21.82	20.74	20.84
Total Return (%)[c]	7.55	(.18)	9.26	3.36	5.77
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89	.88	.93	1.00	1.08
Ratio of net expenses
to average net assets	.89	.88	.93	.98	.90
Ratio of net investment income
to average net assets	2.06	2.35	1.99	2.26	2.86
Portfolio Turnover Rate	180.28	189.93	245.46 [d]	267.08 [d]	210.75 [d]
Net Assets, end of period ($ x 1,000)	122,987	104,431	75,834	48,509	29,900

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012,
2011 and 2010 were 197.97%, 247.48% and 206.04%, respectively.

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Class C Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	21.06	21.74	20.68	20.79	20.73
Investment Operations:
Investment income—net[a]	.28	.34	.27	.31	.42
Net realized and unrealized
gain (loss) on investments	1.14	(.55)	1.47	.23	.60
Total from Investment Operations	1.42	(.21)	1.74	.54	1.02
Distributions:
Dividends from investment income—net	(.54)	(.45)	(.22)	(.65)	(.96)
Dividends from net realized
gain on investments	(.31)	(.02)	(.46)	(.00)[b]	—
Total Distributions	(.85)	(.47)	(.68)	(.65)	(.96)
Net asset value, end of period	21.63	21.06	21.74	20.68	20.79
Total Return (%)[c]	6.76	(.94)	8.42	2.56	5.01
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.65	1.63	1.68	1.76	1.87
Ratio of net expenses
to average net assets	1.65	1.63	1.68	1.73	1.65
Ratio of net investment income
to average net assets	1.29	1.58	1.24	1.47	2.12
Portfolio Turnover Rate	180.28	189.93	245.46 [d]	267.08 [d]	210.75 [d]
Net Assets, end of period ($ x 1,000)	27,989	19,481	16,613	10,778	5,181

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012,
2011 and 2010 were 197.97%, 247.48% and 206.04%, respectively.

See notes to financial statements.

		Year Ended December 31,
Class I Shares	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value, beginning of period	21.17	21.85	20.77	20.86	20.72
Investment Operations:
Investment income—net[a]	.51	.57	.50	.54	.75
Net realized and unrealized
gain (loss) on investments	1.14	(.55)	1.47	.23	.49
Total from Investment Operations	1.65	.02	1.97	.77	1.24
Distributions:
Dividends from investment income—net	(.80)	(.68)	(.43)	(.86)	(1.10)
Dividends from net realized
gain on investments	(.31)	(.02)	(.46)	(.00)[b]	—
Total Distributions	(1.11)	(.70)	(.89)	(.86)	(1.10)
Net asset value, end of period	21.71	21.17	21.85	20.77	20.86
Total Return (%)	7.85	.11	9.55	3.72	6.02
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59	.57	.63	.67	.78
Ratio of net expenses
to average net assets	.59	.57	.63	.66	.65
Ratio of net investment income
to average net assets	2.35	2.62	2.29	2.58	3.50
Portfolio Turnover Rate	180.28	189.93	245.46 [c]	267.08 [c]	210.75 [c]
Net Assets, end of period ($ x 1,000)	627,638	271,132	200,694	140,527	95,681

a Based on average shares outstanding.
b Amount represents less than $.01 per share.
c The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012,
2011 and 2010 were 197.97%, 247.48% and 206.04%, respectively.

See notes to financial statements.

TheFund 33

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Class Y Shares	2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	21.17	21.23
Investment Operations:
Investment income—net[b]	.54	.30
Net realized and unrealized
gain (loss) on investments	1.12	.04
Total from Investment Operations	1.66	.34
Distributions:
Dividends from investment income—net	(.81)	(.40)
Dividends from net realized gain on investments	(.31)	—
Total Distributions	(1.12)	(.40)
Net asset value, end of period	21.71	21.17
Total Return (%)	7.94	1.60	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54	.55	[d]
Ratio of net expenses to average net assets	.54	.55	[d]
Ratio of net investment income
to average net assets	2.41	2.84	[d]
Portfolio Turnover Rate	180.28	189.93
Net Assets, end of period ($ x 1,000)	27,897	1

a From the close of business on July 1, 2013 (commencement of initial offering) to December 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Global Fixed Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering seven series, including the fund. The fund’s investment objective seeks to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Standish Mellon Asset Management Company LLC (“Standish”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

As of the close of business on January 25, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees (the “Board”), all of the assets, subject to the liabilities, of Dreyfus Investment Funds—Dreyfus/Standish International Fixed Income Fund (“International Fixed Income”) were transferred to the fund in exchange for shares of Beneficial Interest of the fund’s Class I shares of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of International Fixed Income received Class I shares of the fund in an amount equal to the aggregate net asset value of their investment in International Fixed Income at the time of the exchange. The exchange ratio was as follows for Class I—.9224 to 1. The net asset value of the fund’s Class I shares on the close of business January 25, 2013, after the reorganization was $21.90 and a total of 4,652,940 Class I shares were issued to shareholders of International Fixed Income in the exchange.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and ClassY. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	39,535,816	—	39,535,816
Commercial
Mortgage-Backed	—	55,134,105	—	55,134,105
Corporate Bonds†	—	194,639,081	—	194,639,081

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
Quoted Prices		Inputs	Inputs	Total
Assets ($) (continued)
Investments in
Securities (continued):
Foreign Government	—	392,244,924	—	392,244,924
Mutual Funds	26,347,561	—	—	26,347,561
Residential
Mortgage-Backed	—	16,348,000	—	16,348,000
U.S. Treasury	—	64,184,919	—	64,184,919
Other Financial
Instruments:
Financial Futures††	110,411	—	—	110,411
Forward Foreign Currency
Exchange Contracts††	—	13,192,766	—	13,192,766
Options Purchased	—	235,126	—	235,126
Swaps††	—	1,348,040	—	1,348,040
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(756,367)	—	—	(756,367)
Forward Foreign Currency
Exchange Contracts††	—	(1,064,667)	—	(1,064,667)
Swaps††	—	(887,669)	—	(887,669)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At December 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended December 31, 2014, The Bank of New York Mellon earned $12,018 from lending portfolio securities, pursuant to the securities lending agreement.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013($)	Purchases ($)	Sales ($)	12/31/2014($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	498,347	596,644,553	576,971,295	20,171,605	2.5
Dreyfus
Institutional Cash
AdvantageFund	12,916,958	148,108,947	154,849,949	6,175,956.8
Total	13,415,305	744,753,500	731,821,244	26,347,561	3.3

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2014, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $10,838,647, undistributed capital gains $4,980,717 and unrealized depreciation $11,095,159.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2014 and December 31, 2013 were as follows: ordinary income $27,021,623 and $13,145,470, and long-term capital gains $8,101,323 and $0, respectively.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended December 31, 2014, as a result of permanent book to tax differences, primarily due to the tax treatment for paydown gains and losses on mortgage-backed securities, foreign currency transactions, amortization of premiums, swap periodic payments, treasury inflation-protected securities, consent fees and wash sales from prior fund merger, the fund increased accumulated undistributed investment income-net by $11,764,383, decreased accumulated net realized gain (loss) on investments by $11,808,134 and increased paid-in capital by $43,751. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Standish, which serves as the fund’s sub-investment adviser responsible for the day-to–day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval.The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated sub-investment adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative and accounting services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities and equipment. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services. The fund also reimburses Dreyfus for the out-of-pocket expenses incurred

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $188,292 during the period ended December 31, 2014.

During the period ended December 31, 2014, the Distributor retained $7,228 from commissions earned on sales of the fund’s Class A shares and $8,038 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended December 31, 2014, Class C shares were charged $149,540 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended December 31, 2014, Class A and Class C shares were charged $259,128 and $49,847, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2014, the fund was charged $9,187 for transfer agency services and $494 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $28.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2014, the fund was charged $94,191 pursuant to the custody agreement.

During the period ended December 31, 2014, the fund was charged $7,771 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $263,922, administration fees $15,691, Distribution Plan fees $16,802, Shareholder Services Plan fees $29,031, custodian fees $40,142, Chief Compliance Officer fees $1,806 and transfer agency fees $1,516.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures,

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

forward contracts, options transactions and swap transactions, during the period ended December 31, 2014, amounted to $1,310,671,122 and $918,993,149, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2014 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guar-

antees the financial futures against default. Financial futures open at December 31, 2014 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment.The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of

The Fund 49

NOTES TO FINANCIAL STATEMENTS (continued)

the financial instrument underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counter-party.The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. At December 31, 2014, there were no options written outstanding.

The following summarizes the fund’s call/put options written during the period ended December 31, 2014:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2013	7,900,000	63,832
Contracts written	63,600,000	780,475
Contracts terminated;
Contracts expired	71,500,000	844,307	—	844,307
Contracts outstanding
December 31, 2014	—	—

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open forward contracts at December 31, 2014:

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Canadian Dollar,
Expiring
1/2/2015	[a]	1,901,701	1,633,452	1,636,857	3,405
Indian Rupee,
Expiring
1/30/2015	[b]	763,195,000	12,191,126	12,011,725	(179,401)
New Zealand Dollar,
Expiring
1/30/2015	[a]	9,860,000	7,575,431	7,665,754	90,323
Norwegian Krone,
Expiring
1/30/2015	[a]	33,510,000	4,935,671	4,492,083	(443,588)
Swedish Krona,
Expiring:
1/30/2015	[b]	38,200,000	5,059,956	4,900,709	(159,247)
1/30/2015	[c]	1,830,000	242,395	234,772	(7,623)
1/30/2015	[d]	16,955,000	2,243,457	2,175,170	(68,287)
Sales:			Proceeds ($)
Australian Dollar,
Expiring:
1/30/2015	[a]	1,490,000	1,220,282	1,213,691	6,591
1/30/2015	[b]	19,370,000	16,451,909	15,777,984	673,925
1/30/2015	[e]	76,250,000	64,770,772	62,110,029	2,660,743
British Pound,
Expiring:
1/30/2015	[a]	29,310,000	45,849,196	45,671,990	177,206
1/30/2015	[b]	960,000	1,506,791	1,495,910	10,881
Canadian Dollar,
Expiring:
1/30/2015	[a]	1,900,000	1,631,036	1,634,310	(3,274)
1/30/2015	[f]	15,875,000	14,059,559	13,655,091	404,468
Euro,
Expiring:
1/30/2015	[a]	30,455,000	37,213,781	36,864,212	349,569

The Fund 51

NOTES TO FINANCIAL STATEMENTS (continued)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales (continued):
Euro,
Expiring (continued):
1/30/2015	[c]	2,680,000	3,328,856	3,244,002	84,854
1/30/2015	[d]	32,633,000	40,612,421	39,500,569	1,111,852
1/30/2015	[e]	69,440,000	86,354,619	84,053,549	2,301,070
1/30/2015	[f]	38,963,000	48,451,439	47,162,709	1,288,730
1/30/2015	[g]	18,199,000	22,639,738	22,028,954	610,784
Indian Rupee,
Expiring
1/30/2015	[e]	337,195,000	5,380,116	5,307,023	73,093
Japanese Yen,
Expiring
1/30/2015	[a]	4,013,573,000	34,376,947	33,516,630	860,317
Mexican New Peso,
Expiring
1/30/2015	[e]	243,845,000	17,229,709	16,496,635	733,074
New Zealand Dollar,
Expiring
1/30/2015	[e]	43,055,000	33,774,698	33,473,535	301,163
Norwegian Krone,
Expiring:
1/30/2015	[b]	37,610,000	5,153,078	5,041,697	111,381
1/30/2015	[d]	16,655,000	2,285,383	2,232,637	52,746
Polish Zloty,
Expiring
1/30/2015	[f]	52,510,000	15,605,752	14,809,780	795,972
South African Rand,
Expiring:
1/30/2015	[e]	44,650,000	3,773,304	3,840,843	(67,539)
1/30/2015	[f]	44,650,000	3,786,305	3,840,844	(54,539)
South Korean Won,
Expiring
1/30/2015	[e]	8,377,890,000	7,528,522	7,609,691	(81,169)
Swedish Krona,
Expiring
1/30/2015	[e]	69,095,000	9,354,873	8,864,254	490,619
Gross Unrealized
Appreciation					13,192,766
Gross Unrealized
Depreciation					(1,064,667)

Counterparties:
a	Goldman Sachs International
b	Citigroup
c	Bank of America
d	UBS
e	JP Morgan Chase Bank
f	Barclays Bank
g	Credit Suisse International

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents.The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change.The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal

The Fund 53

NOTES TO FINANCIAL STATEMENTS (continued)

amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap transactions in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the coun-terparty over the agreement’s remaining life, to the extent that the amount is positive.This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counter-party. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swap against default.The following summarizes open interest rate swaps entered into by the fund at December 31, 2014:

OTC—Interest Rate Swaps

					Unrealized
Notional	Currency/		(Pay) Receive		Appreciation
Amount ($)	Floating Rate	Counterparty	Fixed Rate (%)	Expiration	(Depreciation) ($)

726,000,000	MXN—28	Goldman,
	Day LIBOR	Sachs
		International	(4.415)	11/9/2017	271,272
262,600,000	MXN—28	J.P. Morgan
	Day LIBOR	Chase Bank	(4.74)	1/10/2017	(189,001)
261,800,000	MXN—28	Goldman,
	Day LIBOR	Sachs
		International	6.16	10/31/2024	124,389
101,400,000	MXN—28 Day	J.P. Morgan
	LIBOR	Chase Bank	6.74	1/2/2024	370,001
21,300,000	BRL—1 Year	Goldman,
	LIBOR	Sachs
		International	11.99	1/2/2017	(86,284)
16,100,000	USD—6 Month
	LIBOR	Citigroup	(0.84)	11/8/2017	165,549
6,500,000	EUR—1 Year	J.P. Morgan
	LIBOR	Chase Bank	1.91	11/4/2016	271,285
5,900,000	USD—6 Month	J.P. Morgan
	LIBOR	Chase Bank	(1.76)	11/8/2022	145,544

Gross Unrealized
Appreciation	1,348,040
Gross Unrealized
Depreciation	(275,285)

LIBOR—London Interbank Offered Rate
USD—U.S. Dollar

Centrally Cleared Interest Rate Swaps

Notional		Currency/	(Pay) Receive		Clearing	Unrealized
Amount ($)		Floating Rate	Fixed Rate (%)	Expiration	House	(Depreciation) ($)

27,500,000	[a]	USD—6 Month			Chicago
		LIBOR			Mercantile
			(1.83)	1/10/2019	Exchange	(503,484)
49,500,000	[b]	USD—6 Month			Chicago
		LIBOR	(0.66)	7/21/2016	Mercantile
					Exchange	(108,900)
Gross Unrealized
Depreciation						(612,384)

Counterparties:
a	Citigroup
b	Goldman Sachs International

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At December 31, 2014, there were no credit default swap agreements outstanding.

The Fund 55

NOTES TO FINANCIAL STATEMENTS (continued)

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of December 31, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2]	1,458,451	Interest rate risk[1,2]	(1,644,036)
Foreign exchange risk[3,4]	13,427,892	Foreign exchange risk[4]	(1,064,667)
Gross fair value of
derivatives contracts	14,886,343		(2,708,703)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables in
Note 4. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.
3	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
4	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended December 31, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[5]	Transactions[6]	Contracts[7]	Transactions[8]	Total
Interest rate	(359,738)	(305,455)	—	124,754	(540,439)
Foreign
exchange	—	447,113	30,177,909	—	30,625,022
Credit	—	—	—	(204,996)	(204,996)
Total	(359,738)	141,658	30,177,909	(80,242) 29,879,587

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[9]	Transactions[10]	Contracts[11]	Transactions[12]	Total
Interest rate	(1,305,988)	225,038	—	(662,755)	(1,743,705)
Foreign
exchange	—	19,417	13,027,392	—	13,046,809
Credit	—	—	—	125,813	125,813
Total	(1,305,988)	244,455	13,027,392	(536,942)	11,428,917

Statement of Operations location:

5	Net realized gain (loss) on financial futures.
6	Net realized gain (loss) on options transactions.
7	Net realized gain (loss) on forward foreign currency exchange contracts.
8	Net realized gain (loss) on swap transactions.
9	Net unrealized appreciation (depreciation) on financial futures.
[10] Net unrealized appreciation (depreciation) on options transactions.
[11] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[12] Net unrealized appreciation (depreciation) on swap transactions.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At December 31, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Financial Futures	110,411	(756,367)
Options	235,126	—
Forward contracts	13,192,766	(1,064,667)
Swaps	1,348,040	(887,669)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	14,886,343	(2,708,703)
Derivatives not subject to
Master Agreements	(721,195)	1,368,751
Total gross amount of assets
and liabilities subject to
Master Agreements	14,165,148	(1,339,952)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of December 31, 2014:†

		Financial
		Instruments and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)[2]	Assets ($)
Bank of America	84,854	(7,623)	—	77,231
Barclays Bank	2,489,170	(54,539)	(2,352,000)	82,631
Citigroup	961,736	(338,648)	(610,000)	13,088
Goldman Sachs
International	2,118,198	(533,146)	(1,144,000)	441,052
JP Morgan Chase Bank	7,346,592	(337,709)	(6,826,000)	182,883
UBS	1,164,598	(68,287)	(850,000)	246,311
Total	14,165,148	(1,339,952) (11,782,000)		1,043,196

The Fund 57

NOTES TO FINANCIAL STATEMENTS (continued)

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)[2]	of Liabilities ($)
Bank of America	(7,623)	7,623	—	—
Barclays Bank	(54,539)	54,539	—	—
Citigroup	(338,648)	338,648	—	—
Goldman Sachs
International	(533,146)	533,146	—	—
JP Morgan
Chase Bank	(337,709)	337,709	—	—
UBS	(68,287)	68,287	—	—
Total	(1,339,952)	1,339,952	—	—

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2014:

Average Market Value ($)
Interest rate financial futures	130,143,870
Interest rate options contracts	5,385
Forward currency options contracts	127,245
Forward contracts	351,645,135

The following summarizes the average notional value of swap agreements outstanding during the period ended December 31, 2014:

Average Notional Value ($)
Interest rate swap agreements	131,370,138
Credit default swap agreements	9,585,385

At December 31, 2014, the cost of investments for federal income tax purposes was $798,965,485; accordingly, accumulated net unrealized depreciation on investments was $10,295,953, consisting of $8,988,858 gross unrealized appreciation and $19,284,811 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Dreyfus Investment Funds

We have audited the accompanying statement of assets and liabilities of Dreyfus/Standish Global Fixed Income Fund (the “Fund”), a series of Dreyfus Investment Funds, including the statements of investments and financial futures as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus/Standish Global Fixed Income Fund as of December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 27, 2015

The Fund 59

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund reports the maximum amount allowable but not less than 28.40% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than $.2232 per share as a capital gain dividend in accordance with Section 852(b)(3)(C) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than $.0843 as a short-term capital gain dividend paid on December 31, 2014 in accordance with Sections 871(k)(2) and 881(e) of the Internal Revenue Code.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (2008)
Principal Occupation During Past 5Years:
• Corporate Director and Trustee (1995-present)
Other Public Company Board Memberships During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and busi-
nesses, Director (2005-2009)
No. of Portfolios for which Board Member Serves: 146
———————
Francine J. Bovich (63)
Board Member (2011)
Principal Occupation During Past 5Years:
• Trustee,The Bradley Trusts, private trust funds (2011-present)
• Managing Director, Morgan Stanley Investment Management (1993-2010)
Other Public Company Board Membership During Past 5Years:
• Annaly Capital Management, Inc., Board Member (May 2014-present)
No. of Portfolios for which Board Member Serves: 46
———————
Kenneth A. Himmel (68)
Board Member (2008)
Principal Occupation During Past 5Years:
• President and CEO, Related Urban Development, a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO,American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 32
———————
Stephen J. Lockwood (67)
Board Member (2008)
Principal Occupation During Past 5Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, a real estate investment company (2000-present)
No. of Portfolios for which Board Member Serves: 32

The Fund 61

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Roslyn M. Watson (65)
Board Member (2008)
Principal Occupation During Past 5Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
No. of Portfolios for which Board Member Serves: 70
———————
Benaree Pratt Wiley (68)
Board Member (2008)
Principal Occupation During Past 5Years:
• Principal,TheWiley Group, a firm specializing in strategy and business development (2005-present)
Other Public Company Board Membership During Past 5Years:
• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)
No. of Portfolios for which Board Member Serves: 70
———————
Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork
10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.
James M. Fitzgibbons, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund 63

OFFICERS OF THE FUND (Unaudited) (continued)

For More Information

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $45,950 in 2013 and $46,860 in 2014.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $4,790 in 2013 and $4,940 in 2014. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,680 in 2013 and $2,735 in 2014. These services consisted of the review or preparation of U.S. federal, state, local and excise tax returns. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2013 and $0 in 2014.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2013 and $0 in 2014.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2013 and $0 in 2014.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $13,916,529 in 2013 and $14,825,742 in 2014.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 24, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 24, 2015